Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Cash and Cash Equivalents
Cash and cash equivalents	$ 29,421	$ 70,753
Secured debt | Cigna And Barings
Cash and Cash Equivalents
Cash held with financial institutions	150,000
Liquidity reserve requirement	$ 25,000